Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	$ 256	¥ 21,076	¥ 24,677
Accrued pension and severance costs	8,619	708,402	668,022
Investments and other assets - Other (Prepaid pension and severance costs)	(643)	(52,862)	(146,906)
Net amount recognized	$ 8,232	¥ 676,616	¥ 545,793